SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

The following changes will take effect on or about July 2, 2018:

Deutsche Investment Management Americas Inc., the investment advisor for the below-listed funds, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche funds” will become known as the “DWS funds” and the below-listed Deutsche funds and share classes, as applicable, will be renamed as follows:

Current Fund Name	New Fund Name
Deutsche California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Deutsche Capital Growth Fund	DWS Capital Growth Fund
Deutsche Communications Fund	DWS Communications Fund
Deutsche Core Equity Fund	DWS Core Equity Fund
Deutsche CROCI® Equity Dividend Fund	DWS CROCI® Equity Dividend Fund
Deutsche CROCI® International Fund	DWS CROCI® International Fund
Deutsche CROCI® Sector Opportunities Fund	DWS CROCI® Sector Opportunities Fund
Deutsche CROCI® U.S. Fund	DWS CROCI® U.S. Fund
Deutsche EAFE® Equity Index Fund	DWS EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund	DWS Emerging Markets Equity Fund
Deutsche Emerging Markets Fixed Income Fund	DWS Emerging Markets Fixed Income Fund
Deutsche Enhanced Commodity Strategy Fund	DWS Enhanced Commodity Strategy Fund
Deutsche Equity 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS Equity 500 Index Fund (a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche European Equity Fund	DWS European Equity Fund
Deutsche Fixed Income Opportunities Fund	DWS Fixed Income Opportunities Fund
Deutsche Floating Rate Fund	DWS Floating Rate Fund
Deutsche Global High Income Fund	DWS Global High Income Fund
Deutsche Global Income Builder Fund	DWS Global Income Builder Fund
Deutsche Global Infrastructure Fund	DWS RREEF Global Infrastructure Fund
Deutsche Global Macro Fund	DWS Global Macro Fund
Deutsche Global Real Estate Securities Fund	DWS RREEF Global Real Estate Securities Fund
Deutsche Global Small Cap Fund	DWS Global Small Cap Fund
Deutsche GNMA Fund	DWS GNMA Fund
Deutsche Health and Wellness Fund	DWS Health and Wellness Fund
Deutsche High Conviction Global Bond Fund	DWS High Conviction Global Bond Fund
Deutsche High Income Fund	DWS High Income Fund
Deutsche Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
Deutsche International Growth Fund	DWS International Growth Fund
Deutsche Large Cap Focus Growth Fund	DWS Large Cap Focus Growth Fund
Deutsche Latin America Equity Fund	DWS Latin America Equity Fund
Deutsche Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Deutsche Mid Cap Value Fund	DWS Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund	DWS RREEF MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series	DWS Money Market Prime Series
Class Names: Deutsche Cash Investment Trust Class A	Class Names: DWS Cash Investment Trust Class A
Deutsche Cash Investment Trust Class C	DWS Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S	DWS Cash Investment Trust Class S
Deutsche Money Market Fund	DWS Money Market Fund
Deutsche Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund	DWS Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund	DWS Multi-Asset Moderate Allocation Fund

May 18, 2018
PROSTKR-1038

Current Fund Name	New Fund Name
Deutsche Multisector Income Fund	DWS Multisector Income Fund
Deutsche New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
Deutsche Real Assets Fund	DWS RREEF Real Assets Fund
Deutsche Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Deutsche S&P 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)	DWS S&P 500 Index Fund (a feeder fund of Deutsche DWS Equity 500 Index Portfolio)
Deutsche Science and Technology Fund	DWS Science and Technology Fund
Deutsche Short Duration Fund	DWS Short Duration Fund
Deutsche Short Duration High Income Fund	DWS Short Duration High Income Fund
Deutsche Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund	DWS Small Cap Core Fund
Deutsche Small Cap Growth Fund	DWS Small Cap Growth Fund
Deutsche Strategic High Yield Tax-Free Fund	DWS Strategic High Yield Tax-Free Fund
Deutsche Total Return Bond Fund	DWS Total Return Bond Fund
Deutsche U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Deutsche U.S. Multi-Factor Fund	DWS U.S. Multi-Factor Fund
Deutsche World Dividend Fund	DWS World Dividend Fund
Deutsche Bond VIP	DWS Bond VIP
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche CROCI® International VIP	DWS CROCI® International VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
Deutsche Equity 500 Index VIP	DWS Equity 500 Index VIP
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Global Equity VIP	DWS Global Equity VIP
Deutsche Global Income Builder VIP	DWS Global Income Builder VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP
Deutsche International Growth VIP	DWS International Growth VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

Please Retain This Supplement for Future Reference

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